FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2016
FINANCIAL INSTRUMENTS
Fair value and balance sheet locations of derivatives

        The following table shows the fair value and balance sheet locations of derivatives as of December 31, 2016:

	Asset		Liability
(In millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Foreign exchange contracts	Other current assets	$4.6	Other accrued liabilities	$7.8
Commodity contracts	Other current assets	.5	Other accrued liabilities	–
Commodity contracts	Other assets	.1

		$5.2		$7.8

        The following table shows the fair value and balance sheet locations of derivatives as of January 2, 2016:

	Asset		Liability
(In millions)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Foreign exchange contracts	Other current assets	$5.6	Other accrued liabilities	$4.5
Commodity contracts	Other current assets	–	Other accrued liabilities	.7

		$5.6		$5.2

Components of net gain (loss) recognized in income related to fair value hedge contracts

(In millions)	Location of Net Gains (Losses) in Income	2016	2015	2014

Foreign exchange contracts	Cost of products sold	$2.8	$2.9	$(1.6)
Foreign exchange contracts	Marketing, general and administrative expense	4.1	2.9	(43.3)

		$6.9	$5.8	$(44.9)

Components of the gains (losses), before taxes, recognized in "Accumulated other comprehensive loss" on derivatives related to cash flow hedge
(In millions)	2016	2015	2014

Foreign exchange contracts	$.2	$(.1)	$1.3
Commodity contracts	.6	(.7)	(1.2)

	$.8	$(.8)	$.1